Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2015
Registrant Name	GPS Funds II
Central Index Key	0001504079
Amendment Flag	false
Document Creation Date	Jul. 31, 2015
Document Effective Date	Jul. 31, 2015
Prospectus Date	Jul. 31, 2015
Service Class Prospectus | GuideMark(SM) Global Real Return Fund | Service Shares
Prospectus:
Trading Symbol	GMGLX
Service Class Prospectus | GuideMark(SM) Opportunistic Fixed Income Fund | Service Shares
Prospectus:
Trading Symbol	GMIFX
Service Class Prospectus | GuidePath(SM) Strategic Asset Allocation Fund | Service Shares
Prospectus:
Trading Symbol	GPSTX
Service Class Prospectus | GuidePath(SM) Tactical Constrained(SM) Asset Allocation Fund | Service Shares
Prospectus:
Trading Symbol	GPTCX
Service Class Prospectus | GuidePath(SM) Tactical Unconstrained(SM) Asset Allocation Fund | Service Shares
Prospectus:
Trading Symbol	GPTUX
Service Class Prospectus | GuidePath(SM) Absolute Return Asset Allocation Fund | Service Shares
Prospectus:
Trading Symbol	GPARX
Service Class Prospectus | GuidePath(SM) Multi-Asset Income Asset Allocation Fund | Service Shares
Prospectus:
Trading Symbol	GPMIX
Service Class Prospectus | GuidePath(SM) Fixed Income Allocation Fund | Service Shares
Prospectus:
Trading Symbol	GPIFX
Service Class Prospectus | GuidePath(SM) Altegris(R) Diversified Alternatives Allocation Fund | Service Shares
Prospectus:
Trading Symbol	GPAMX
Institutional Class Prospectus | GuideMark(SM) Global Real Return Fund | Institutional Shares
Prospectus:
Trading Symbol	GIGLX
Institutional Class Prospectus | GuideMark(SM) Opportunistic Fixed Income Fund | Institutional Shares
Prospectus:
Trading Symbol	GIOFX
Institutional Class Prospectus | GuidePath(SM) Strategic Asset Allocation Fund | Institutional Shares
Prospectus:
Trading Symbol	GISRX
Institutional Class Prospectus | GuidePath(SM) Tactical Constrained(SM) Asset Allocation Fund | Institutional Shares
Prospectus:
Trading Symbol	GITTX
Institutional Class Prospectus | GuidePath(SM) Tactical Unconstrained(SM) Asset Allocation Fund | Institutional Shares
Prospectus:
Trading Symbol	GITUX
Institutional Class Prospectus | GuidePath(SM) Absolute Return Asset Allocation Fund | Institutional Shares
Prospectus:
Trading Symbol	GIARX
Institutional Class Prospectus | GuidePath(SM) Multi-Asset Income Asset Allocation Fund | Institutional Shares
Prospectus:
Trading Symbol	GIMTX
Institutional Class Prospectus | GuidePath(SM) Fixed Income Allocation Fund | Institutional Shares
Prospectus:
Trading Symbol	GIXFX
Institutional Class Prospectus | GuidePath(SM) Altegris(R) Diversified Alternatives Allocation Fund | Institutional Shares
Prospectus:
Trading Symbol	GIAMX